Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Non Capital Losses Carryforward Expire Between 2018 and 2031		$ 3,891,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 696,625